Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Office equipment	3 years

Schedule of Estimated Useful Lives Intangible Assets, Net	Estimated useful lives are as follows:
Category	Estimated useful lives
Licensed digital assets	3-5 years

Schedule of Disaggregated Revenue

The following table summarized disaggregated revenue for the six months ended March 31, 2026 and 2025:

	For the Six Months Ended
	March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Category of Revenue
Virtual technology service	$27,102,442	$15,036,110
Digital asset development and others	7,932,537	11,692,944
Sales of digital asset	4,897,350	—
	$39,932,329	$26,729,054
Timing of Revenue Recognition
Services transferred at a point in time	$39,932,329	$26,729,054
Services transferred over time	—	—
	$39,932,329	$26,729,054

Revenue recognized on gross basis	$39,932,329	$26,729,054
Revenue recognized on net basis	—	—
	$39,932,329	$26,729,054

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the unaudited condensed consolidated financial statements:
	March 31, 2026	September 30, 2025
Period-end spot rate	6.8980	7.1190

	For the Six Months Ended March 31,
	2026	2025
Average rate	7.0061	7.2308